Schedule of related party balances (Details) (Paranthetical) - 8i Enterprises Ptd Ltd [Member] - USD ($)	1 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Number of shares converted	$ 135,000
Advisory service fee		$ 135,000